Variflex Variable Annuity Variflex LS Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated August 18, 2008,
To Current Prospectus Dated May 1, 2008

Effective August 18, 2008, the name of the SBL Equity Income subaccount changed to SBL All Cap Value. All references to SBL Equity Income in the Prospectus dated May 1, 2008, are hereby changed to SBL All Cap Value effective on August 18, 2008.

The table "Objectives for Underlying Funds" is revised to read as follows for the SBL All Cap Value subaccount effective August 18, 2008:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
SBL Fund Series O (SBL All Cap Value)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)

Effective August 18, 2008, the Security Global Investors, LLC was added as a sub-adviser for the SBL Alpha Opportunity Fund. The table "Objectives for Underlying Funds is revised to read as follows for the SBL Alpha Opportunity subaccount effective August 18, 2008:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
SBL Fund Series Z (SBL Alpha Opportunity)	Long-term growth of capital	Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001
(Investment Adviser)

Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94113-5164
(Sub-adviser)

Mainstream Investment Advisers, LLC
101 West Spring Street, Suite 401
New Albany, IN 47150-3610
(Sub-adviser)

Please Retain This Supplement For Future Reference